LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
Schedule of long term debt

	As at	As at
	December 31,	December 31,
	2018	2017
Credit Facility(i)(ii)	$(5,708)	$(6,181)
2018 Notes(i)(iii)	347,803	—
2017 Notes(i)(iii)	298,022	297,784
2016 Notes(i)(iii)	348,265	348,002
2015 Note(i)(iii)	49,560	49,495
2012 Notes(i)(iii)	199,233	199,063
2010 Notes(i)(iii)	484,133	483,688
Total long-term debt	$1,721,308	$1,371,851

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2018 and December 31, 2017. The December 31, 2018 and December 31, 2017 balances relate to deferred financing costs which are being amortized on a straight‑line basis until the maturity date of June 22, 2023. Credit Facility availability is reduced by outstanding letters of credit, amounting to nil as at December 31, 2018.

(iii)	The terms 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

						2024 and
	2019	2020	2021	2022	2023	Thereafter	Total
2018 Notes	$—	$—	$—	$—	$—	$350,000	$350,000
2017 Notes	—	—	—	—	—	300,000	300,000
2016 Notes	—	—	—	—	100,000	250,000	350,000
2015 Note	—	—	—	—	—	50,000	50,000
2012 Notes	—	—	—	100,000	—	100,000	200,000
2010 Notes	—	360,000	—	125,000	—	—	485,000
Total	$—	$360,000	$—	$225,000	$100,000	$1,050,000	$1,735,000

2018 Notes
LONG-TERM DEBT
Schedule of long term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

2012 Notes
LONG-TERM DEBT
Schedule of long term debt

	Principal	Interest Rate	Maturity Date
Series A	100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000

2010 Notes
LONG-TERM DEBT
Schedule of long term debt

	Principal	Interest Rate	Maturity Date
Series B	360,000	6.67%	4/7/2020
Series C	125,000	6.77%	4/7/2022
Total	$485,000